Quarterly Report
May 31, 2020
MFS®  Research
International Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.9%
Aena S.A. (a)	330,371	$47,014,589
Ryanair Holdings PLC, ADR (a)	600,878	43,125,014
		$90,139,603
Alcoholic Beverages – 1.4%
Diageo PLC	4,182,142	$144,623,672
Apparel Manufacturers – 3.8%
Adidas AG (a)	443,687	$116,824,541
Burberry Group PLC	1,380,000	25,630,449
Compagnie Financiere Richemont S.A.	968,598	56,622,345
LVMH Moet Hennessy Louis Vuitton SE	434,866	182,104,603
		$381,181,938
Automotive – 1.8%
Koito Manufacturing Co. Ltd.	1,831,300	$77,517,590
USS Co. Ltd.	5,808,500	101,148,528
		$178,666,118
Brokerage & Asset Managers – 2.5%
Euronext N.V.	1,800,543	$165,691,689
Hong Kong Exchanges & Clearing Ltd.	2,616,600	91,208,839
		$256,900,528
Business Services – 0.8%
Nomura Research Institute Ltd.	3,176,600	$83,888,514
Computer Software – 0.9%
Cadence Design Systems, Inc. (a)	594,289	$54,252,643
Check Point Software Technologies Ltd. (a)	336,285	36,880,376
		$91,133,019
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	1,465,072	$76,715,506
Constellation Software, Inc.	60,889	69,215,383
EPAM Systems, Inc. (a)	331,633	76,487,835
Fujitsu Ltd.	424,600	43,702,165
Hitachi Ltd.	3,594,000	115,139,970
		$381,260,859
Conglomerates – 0.3%
Melrose Industries PLC	20,425,624	$29,245,363
Construction – 2.0%
Techtronic Industries Co. Ltd.	13,482,000	$116,009,727
Toto Ltd.	2,216,500	87,759,794
		$203,769,521
Consumer Products – 2.4%
Kao Corp.	1,366,100	$109,533,745
Reckitt Benckiser Group PLC	1,465,396	131,081,652
		$240,615,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.2%
51job, Inc., ADR (a)	644,767	$41,581,024
Carsales.com Ltd.	1,457,335	15,687,889
Persol Holdings Co. Ltd.	2,698,800	35,660,346
SEEK Ltd.	1,830,486	24,560,816
		$117,490,075
Containers – 0.9%
Brambles Ltd.	12,417,677	$96,344,281
Electrical Equipment – 3.4%
Legrand S.A.	1,602,183	$109,455,977
Schneider Electric SE	2,357,353	235,174,370
		$344,630,347
Electronics – 3.5%
Kyocera Corp.	1,575,200	$85,168,448
NXP Semiconductors N.V.	785,583	75,494,526
Samsung Electronics Co. Ltd.	1,773,971	72,623,303
Silicon Motion Technology Corp., ADR	890,816	40,149,077
Taiwan Semiconductor Manufacturing Co. Ltd.	8,675,326	84,369,532
		$357,804,886
Energy - Independent – 0.3%
Oil Search Ltd.	14,835,807	$34,413,039
Energy - Integrated – 3.2%
BP PLC	26,944,778	$102,317,094
Cairn Energy PLC (a)	22,906,635	35,418,680
Eni S.p.A.	6,322,661	57,352,717
Galp Energia SGPS S.A., “B”	6,377,909	76,209,471
Idemitsu Kosan Co. Ltd.	2,266,000	50,217,812
		$321,515,774
Food & Beverages – 4.6%
Danone S.A.	1,751,150	$120,037,427
Nestle S.A.	3,164,738	342,644,134
		$462,681,561
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	330,700	$21,342,408
Gaming & Lodging – 0.4%
Flutter Entertainment PLC	318,797	$40,473,810
Insurance – 5.1%
AIA Group Ltd.	20,622,800	$167,211,892
AON PLC	877,493	172,822,246
Hiscox Ltd.	7,378,450	67,724,247
Zurich Insurance Group AG	327,448	105,943,095
		$513,701,480
Internet – 2.8%
NAVER Corp.	499,234	$91,103,302
NetEase.com, Inc., ADR	164,065	62,820,488
Scout24 AG	904,596	69,035,116
Tencent Holdings Ltd.	1,219,600	64,571,224
		$287,530,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Yamaha Corp.	579,800	$28,171,468
Machinery & Tools – 5.7%
Daikin Industries Ltd.	1,177,500	$173,057,397
GEA Group AG	2,490,753	74,070,636
Kubota Corp.	7,945,600	106,793,520
Ritchie Bros. Auctioneers, Inc.	1,596,658	69,103,279
Schindler Holding AG	460,400	107,219,204
SMC Corp.	93,800	47,289,221
		$577,533,257
Major Banks – 3.7%
BNP Paribas (a)	3,871,416	$139,641,515
Mitsubishi UFJ Financial Group, Inc.	24,568,800	101,195,799
UBS Group AG	12,265,748	132,170,028
		$373,007,342
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	3,293,850	$61,847,659
Medical Equipment – 2.7%
EssilorLuxottica (a)	1,071,025	$138,303,389
Terumo Corp.	3,561,800	139,704,335
		$278,007,724
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	8,588,000	$46,809,392
Natural Gas - Pipeline – 0.9%
APA Group	8,341,829	$64,554,438
TC Energy Corp.	582,977	26,272,813
		$90,827,251
Other Banks & Diversified Financials – 4.8%
AIB Group PLC (a)	27,672,174	$30,862,617
HDFC Bank Ltd.	6,114,146	76,948,104
Julius Baer Group Ltd.	2,459,168	105,209,075
KBC Group N.V.	2,102,236	110,410,085
Macquarie Group Ltd.	814,705	59,718,269
PT Bank Central Asia Tbk	21,301,400	37,835,135
Visa, Inc., “A”	316,211	61,737,036
		$482,720,321
Pharmaceuticals – 10.5%
Bayer AG	2,048,808	$136,854,480
Kyowa Kirin Co. Ltd.	4,261,300	115,457,542
Novo Nordisk A.S., “B”	3,994,446	260,425,504
Roche Holding AG	1,096,424	380,594,995
Santen Pharmaceutical Co. Ltd.	9,292,500	171,469,006
		$1,064,801,527
Printing & Publishing – 1.7%
RELX PLC	2,221,703	$51,501,994
Wolters Kluwer N.V.	1,510,834	120,721,127
		$172,223,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.8%
Grand City Properties S.A.	6,272,642	$141,904,895
LEG Immobilien AG (a)	1,147,974	142,824,552
		$284,729,447
Restaurants – 0.7%
Yum China Holdings, Inc.	1,497,382	$69,388,682
Specialty Chemicals – 8.2%
Akzo Nobel N.V.	1,541,832	$126,555,115
Croda International PLC	1,861,880	119,755,594
Kansai Paint Co. Ltd.	2,257,100	46,713,776
Linde PLC	1,169,430	234,636,317
Nitto Denko Corp.	1,468,500	79,385,739
Sika AG	575,574	98,902,839
Symrise AG	1,167,302	127,503,182
		$833,452,562
Telecommunications - Wireless – 3.4%
Advanced Info Service Public Co. Ltd.	7,349,900	$43,669,635
KDDI Corp.	4,393,100	127,745,947
SoftBank Corp.	2,624,800	117,604,280
Tele2 AB, “B”	4,326,313	57,749,091
		$346,768,953
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	3,785,418	$53,197,380
Tobacco – 2.1%
British American Tobacco PLC	3,816,583	$150,934,110
Japan Tobacco, Inc.	3,416,300	67,711,449
		$218,645,559
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	8,547,500	$83,749,291
Iberdrola S.A.	13,341,200	143,992,594
Orsted A.S.	523,122	61,588,598
		$289,330,483
Total Common Stocks		$9,950,814,451
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.19% (v)	81,793,601	$81,801,780

Other Assets, Less Liabilities – 1.1%		114,786,724
Net Assets – 100.0%		$10,147,402,955
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,801,780 and $9,950,814,451, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,133,378,799	$—	$—	$2,133,378,799
Switzerland	—	1,329,305,715	—	1,329,305,715
France	165,691,689	924,717,281	—	1,090,408,970
United Kingdom	35,418,680	822,814,175	—	858,232,855
Germany	672,162,922	136,854,480	—	809,017,402
United States	599,936,077	—	—	599,936,077
Hong Kong	458,179,749	—	—	458,179,749
Australia	357,126,391	—	—	357,126,391
Netherlands	75,494,526	247,276,242	—	322,770,768
Other Countries	1,117,151,542	875,306,183	—	1,992,457,725
Mutual Funds	81,801,780	—	—	81,801,780
Total	$5,696,342,155	$4,336,274,076	$—	$10,032,616,231
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,245,985	$1,560,967,282	$1,552,396,398	$(10,077)	$(5,012)	$81,801,780
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,168,250	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
Japan	21.0%
Switzerland	13.1%
France	10.8%
United Kingdom	8.5%
Germany	8.0%
United States	7.8%
Hong Kong	4.5%
Australia	3.5%
Netherlands	3.2%
Other Countries	19.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.